Share Capital - Schedule of Number of Shares and Stated Value of the Outstanding Shares (Details)	12 Months Ended
Dec. 31, 2024 shares
Telesat Public shares
Telesat Public shares	14,080,010
Class A Common shares [Member]
Telesat Public shares
Telesat Public shares	2,442,921
Class B Variable Voting shares [Member]
Telesat Public shares
Telesat Public shares	11,637,089